Lease Agreements - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Remainder of 2021	$ 3,456
2022	4,519	$ 5,168
2023	4,508	4,519
2024	4,156	4,508
2025	2,760	4,156
2025		2,760
Thereafter		12,292
Thereafter	12,292
Total lease payments	31,691	33,403
Less: imputed interest	7,785	8,186
Total lease liabilities	23,906	25,217
Less: current lease liabilities	3,095	3,643	$ 0
Total non-current lease liabilities	$ 20,811	$ 21,574	$ 0